Schedule of borrowings by type and classification (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)
IfrsStatementLineItems [Line Items]
Total		$ 7,504	₨ 704,127	₨ 525,120
Total		$ 129	12,090	20,744
Borrowings, carrying amount			716,217	545,864
Vehicle Loan [Member]
IfrsStatementLineItems [Line Items]
Total			14,719	10,136
Borrowings current term description		Less than 1 year
Total			12,090	20,744
Borrowings current term description		More than 1 year
Borrowings, carrying amount			₨ 26,809	30,880
Vehicle Loan [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest Rate		7.00%	7.00%
Year of Maturity		2026
Vehicle Loan [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest Rate		11.25%	11.25%
Year of Maturity		2031
Bank overdraft and cash credit [member]
IfrsStatementLineItems [Line Items]
Total			₨ 441,470	57,134
Borrowings current term description		Less than 1 year
Borrowings, carrying amount			441,470	57,134
Year of Maturity		On demand
Interest Rate	[1]	Floating rate
Sale bill discounting [member]
IfrsStatementLineItems [Line Items]
Total			247,938	457,850
Borrowings current term description		Less than 1 year
Borrowings, carrying amount			₨ 247,938	₨ 457,850
Year of Maturity		On demand
Interest Rate	[2]	Floating rate

[1]	3M/ 12M MCLR + 0.20% to 1.00% spread
[2]	3M MCLR + 0.20% to 0.50% spread